Jan. 31, 2016
Important Notice Regarding
Change in ETF Names and Index Names

SPDR® INDEX SHARES FUNDS

SPDR® MSCI Australia Quality Mix ETF
SPDR® MSCI Canada Quality Mix ETF
SPDR® MSCI EAFE Quality Mix ETF
SPDR® MSCI Emerging Markets Quality Mix ETF
SPDR® MSCI Germany Quality Mix ETF
SPDR® MSCI Japan Quality Mix ETF
SPDR® MSCI Mexico Quality Mix ETF
SPDR® MSCI South Korea Quality Mix ETF
SPDR® MSCI Spain Quality Mix ETF
SPDR® MSCI Taiwan Quality Mix ETF
SPDR® MSCI United Kingdom Quality Mix ETF
SPDR® MSCI World Quality Mix ETF
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated July 8, 2016 to the Prospectus and Statement of Additional Information (“SAI”) each dated January 31, 2016, as supplemented

Recently, MSCI, Inc., the index provider of each Fund’s benchmark index, changed the name of each index as reflected in the table below. As a result of these changes, effective July 15, 2016, each Fund’s name will change as indicated in the table below. Accordingly, all references to each Fund and the corresponding benchmark index in the Prospectus and SAI are hereby deleted and replaced as noted below. These changes will not result in any changes to the Funds’ investment objectives, principal investment strategies or the principal risks of investing in the Funds.

Old Names		New Names
ETF Name (Ticker)	Index Name	ETF Name (Ticker)	Index Name
SPDR MSCI Australia Quality Mix ETF (QAUS)	MSCI Australia Quality Mix A-Series Index	SPDR MSCI Australia StrategicFactorsSM ETF (QAUS)	MSCI Australia Factor Mix A-Series Capped Index
SPDR MSCI Canada Quality Mix ETF (QCAN)	MSCI Canada Quality Mix A-Series Index	SPDR MSCI Canada StrategicFactorsSM ETF (QCAN)	MSCI Canada Factor Mix A-Series Capped Index
SPDR MSCI EAFE Quality Mix ETF (QEFA)	MSCI EAFE Quality Mix Index	SPDR MSCI EAFE StrategicFactorsSM ETF (QEFA)	MSCI EAFE Factor Mix A-Series Index
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)	MSCI Emerging Markets Quality Mix Index	SPDR MSCI Emerging Markets StrategicFactorsSM ETF (QEMM)	MSCI Emerging Markets Factor Mix A-Series Index
SPDR MSCI Germany Quality Mix ETF (QDEU)	MSCI Germany Quality Mix A-Series Index	SPDR MSCI Germany StrategicFactorsSM ETF (QDEU)	MSCI Germany Factor Mix A-Series Capped Index
SPDR MSCI Japan Quality Mix ETF (QJPN)	MSCI Japan Quality Mix A-Series Index	SPDR MSCI Japan StrategicFactorsSM ETF (QJPN)	MSCI Japan Factor Mix A-Series Capped Index
SPDR MSCI Mexico Quality Mix ETF (QMEX)	MSCI Mexico Quality Mix A-Series Index	SPDR MSCI Mexico StrategicFactorsSM ETF (QMEX)	MSCI Mexico Factor Mix A-Series Capped Index

Old Names		New Names
ETF Name (Ticker)	Index Name	ETF Name (Ticker)	Index Name
SPDR MSCI South Korea Quality Mix ETF (QKOR)	MSCI Korea Quality Mix A-Series Index	SPDR MSCI South Korea StrategicFactorsSM ETF (QKOR)	MSCI Korea Factor Mix A-Series Capped Index
SPDR MSCI Spain Quality Mix ETF (QESP)	MSCI Spain Quality Mix A-Series Index	SPDR MSCI Spain StrategicFactorsSM ETF (QESP)	MSCI Spain Factor Mix A-Series Capped Index
SPDR MSCI Taiwan Quality Mix ETF (QTWN)	MSCI Taiwan Quality Mix A-Series Index	SPDR MSCI Taiwan StrategicFactorsSM ETF (QTWN)	MSCI Taiwan Factor Mix A-Series Capped Index
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)	MSCI UK Quality Mix A-Series Index	SPDR MSCI United Kingdom StrategicFactorsSM ETF (QGBR)	MSCI UK Factor Mix A-Series Capped Index
SPDR MSCI World Quality Mix ETF (QWLD)	MSCI World Quality Mix Index	SPDR MSCI World StrategicFactorsSM ETF (QWLD)	MSCI World Factor Mix A-Series Index